Revenue - Summary of Revenue by Industry (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of revenue by industry [line items]
Revenue	$ 928,258	$ 809,120	$ 757,956
Insurance [member]
Disclosure of revenue by industry [line items]
Revenue	257,586	215,242	194,593
Travel and leisure [member]
Disclosure of revenue by industry [line items]
Revenue	166,766	140,996	142,091
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom [member]
Disclosure of revenue by industry [line items]
Revenue	152,973	142,091	137,049
Healthcare [member]
Disclosure of revenue by industry [line items]
Revenue	146,622	124,109	111,593
Utilities [member]
Disclosure of revenue by industry [line items]
Revenue	58,064	56,334	66,030
Shipping and logistics [member]
Disclosure of revenue by industry [line items]
Revenue	56,064	49,858	33,922
Consulting and professional services [member]
Disclosure of revenue by industry [line items]
Revenue	49,698	44,142	39,683
Banking and financial services [member]
Disclosure of revenue by industry [line items]
Revenue	$ 40,485	$ 36,348	$ 32,995